Intangible Assets, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 23,232
Amortization	(153)
Net Book Value	23,079	$ 0
Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	2,555
Amortization	(17)
Net Book Value	2,538
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	20,677
Amortization	(136)
Net Book Value	$ 20,541